Financial Risks - Summary of Changes in Fair Value have been Recognized for these Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in the fair value of financial assets designated at fair value through profit or loss [line items]
Change in fair value attributable to changes in credit risk during the year	€ 19	€ 45
Cumulative change in fair value attributable to changes in credit risk held on December 31	59	20
Loans [member]
Disclosure of changes in the fair value of financial assets designated at fair value through profit or loss [line items]
Change in fair value attributable to changes in credit risk during the year	3	46
Cumulative change in fair value attributable to changes in credit risk held on December 31	0	20
Debt securities [member]
Disclosure of changes in the fair value of financial assets designated at fair value through profit or loss [line items]
Change in fair value attributable to changes in credit risk during the year	16	(1)
Cumulative change in fair value attributable to changes in credit risk held on December 31	€ 59	€ 0